REVENUE CONCENTRATIONS	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Risks and Uncertainties [Abstract]
REVENUE CONCENTRATIONS

NOTE 13 - REVENUE CONCENTRATIONS

During the three and six month periods ended June 30, 2026, the Company had one customer whose revenues represented approximately 16% and 12% of total revenues, respectively. During the three and six month periods ended June 30, 2025, the Company had one customer whose revenues represented approximately 35% and 19% of total revenues, respectively.

During the three month period ended June 30, 2026, the Company had no revenue from customers outside the United States. During the six month period ended June 30, 2026, the Company’s revenue was comprised of $10,000 from customers in Europe. During the three and six month periods ended June 30, 2025, the Company had no revenue from customers outside the United States.

REVENUE CONCENTRATIONS

NOTE 14 - REVENUE CONCENTRATIONS

During the year ended December 31, 2025, the Company had one customer whose revenues represented approximately 12% of total revenues. During the year ended December 31, 2024, the Company did not have any customers whose revenue exceeded 10% of total revenues.

During the year ended December 31, 2025, the Company’s revenue was comprised of $64,669 from customers in Europe and $1,025,781 from customers in the United States. During the year ended December 31, 2024, all of the Company’s revenue was comprised of customers in the United States.